Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
—
Note 14
Leases
The Company’s lease obligations

primarily relate to real estate, machinery

and equipment. The components
of lease expense were as follows:
Machinery
Land and buildings and equipment Total
($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Operating lease cost

221 217 240 73 71 73 294 288 313
Finance lease cost 15 15 17 15 22 20 30 37 37
Short-term lease cost 16 20 26 10 18 14 26 38 40
Sub-lease income (20) (18) (24) — (1) (1) (20) (19) (25)
Total lease expense 232 234 259 98 110 106 330 344 365
The following table presents supplemental

cash flow information related

to leases:
Machinery
Land and buildings and equipment Total
($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Operating leases:
Cash paid under operating

cash flows
220 200 223 73 66 68 293 266 291
Right-of-use assets

obtained

in exchange for new liabilities 198 285 267 92 50 86 290 335 353
In 2023,

2022 and 2021 the cash

flow amounts under finance

leases were not significant.
At December 31, 2023,

the future net minimum lease

payments for operating and

finance leases and the
related present value of the net minimum

lease payments consisted of the

following:
Operating Leases Finance Leases
Land and Machinery Land and Machinery
($ in millions) buildings and equipment buildings and equipment
2024 208 65 21 16
2025 177 49 21 12
2026 143 27 18 6
2027 100 11 18 5
2028 68 2 18 1
Thereafter

158 4 92 —
Total minimum lease payments

854 158 188 40
Difference between undiscounted

cash flows
and discounted cash flows (89) (8) (34) (2)
Present value of minimum

lease payments

765 150 154 38
The following table presents certain

information related to lease

terms and discount rates:
Land and buildings Machinery and equipment
2023 2022 2021 2023 2022 2021
Operating leases:
Weighted-average remaining

term (months)
71 73 73 35 31 30
Weighted-average discount

rate
3.7% 3.3% 2.6% 4.3% 1.9% 1.9%
Finance leases:
Weighted-average remaining

term (months)
128 135 100 36 33 40
Weighted-average discount

rate
4.9% 5.5% 7.7% 3.7% 2.3% 1.8%
The present value of minimum

finance lease payments included

in
Short‑term debt

and current maturities of
long ‑ term debt and
Long‑term debt

in the Consolidated Balance

Sheets at December 31, 2023, amounts

to
$ 31

million and $
161

million, respectively, and at December 31, 2022, amounts to

$
35

million and
$ 167

million, respectively.